Insurance Receivable and Impairment (Tables)	12 Months Ended
Dec. 31, 2018
Bankrupt Customer
Schedule of Insurance Receivable on Fleet

Insurance receivable recorded on the Company’s owned fleet related to this bankrupt customer are as follows:

Estimated unrecoverable containers, net of insurance deductible	$20,162
Recovery costs	19,159
Accounts receivable coverage by insurance	2,592
Insurance receivable related to this bankrupt customer as of December 31, 2016	41,913
Recovery costs	32,067
Insurance proceeds received	(50,479)
Reassessment associated with estimate of unrecoverable containers to actual amount of loss commensurate with the insurance claim filing	(7,592)
Insurance receivable related to this bankrupt customer as of December 31, 2017	15,909
Final insurance settlement	8,692
Recovery costs	1,450
Insurance proceeds received	(14,188)
Reassessment associated with unrecoverable containers to actual amount of loss commensurate with the insurance claim filing	(2,049)
Insurance receivable related to this bankrupt customer as of December 31, 2018	$9,814

Insolvent Customer
Schedule of Insurance Receivable on Fleet

Insurance receivable recorded on the Company’s owned fleet related to this insolvent customer are as follows:

Insurance receivable related to this insolvent customer as of December 31, 2015	$11,436
Recovery costs	768
Lost lease rental income	239
Wrote off of remaining balance of insurance receivable per final insurance proceeds received	(1,321)
Insurance proceeds received	(8,250)
Insurance receivable related to this insolvent customer as of December 31, 2016	2,872
Allocation adjustment on insurance receivable per final insurance proceeds received	720
Final insurance proceeds received	(3,592)
Insurance receivable related to this insolvent customer as of December 31, 2017	$-